Mezzanine equity and members' equity	12 Months Ended
Dec. 26, 2020
EWC Ventures and its Subsidiaries [Member]
Mezzanine equity and members' equity
13.	Mezzanine equity and members’ equity

As outlined in the Company’s Fourth Amended and Restated Limited Liability Company Agreement (the “Operating Agreement”), there are four classes of membership interests:

Class A Units

On September 25, 2018, the Company converted its issued and outstanding common units and incentive units into 34,710,282 Class A Common Units (“Class A Units”). There are 8,309,193 Class A Units held by the founders of the Company through EWC Holdings, Inc. (“Class A Founders’ Units”), which are redeemable at fair value at EWC Holdings’ option if no sale transaction or initial public offering (“IPO”) has occurred prior to the 8th anniversary of the GA Closing Date (September 25, 2018). As the Class A Founders’ Units are contingently redeemable, the Class A Founders’ Units are presented as “Mezzanine equity” in the Company’s Consolidated Balance Sheets and Consolidated Statements of Mezzanine Equity and Members’ Equity and are measured at fair value. All other Class A Units do not have a redemption option and are presented within permanent Members’ equity. Class A Units represent common interests that hold a voting interest equal to the percentage determined by dividing the aggregate number of Class A Units and Class D Units held by such Member, by the aggregate number of issued and outstanding Class A Units and Class D Units. Class A Units hold a distribution preference over Class B and Class C Units.

Class B Unit

The Class B Unit provides for the allocation of profits from the Company to EWC Management Holdco, LLC (“Management Holdco”). Management Holdco holds Class A Units and Class C Units on behalf of certain individuals as well as the Class B Unit and facilitates the implementation of the Incentive Plan (as defined in Note 14) and the allocation of profits interests awarded thereunder. The Company and Management Holdco adopted the Incentive Plan authorizing up to 4,733,220 Class B Units of Management Holdco, subject to adjustment in accordance with the Incentive Plan and the Operating Agreement. The Class B Unit provides an interest in the future profits of the Company satisfying the requirements for a partnership profits interest transferred in connection with the performance of services. The Incentive Units issued under the Operating Agreement were also structured as profits interests. The Class B Unit has no voting rights.

Class C Units

On September 25, 2018, the Company issued 1,000 Class C Units in connection with the GA Acquisition described in Note 1. Class C Units dilute other units by participating exclusively in a deferred payment amount of $20,000, which is only payable upon a market condition event. Class C units have no voting or distribution rights.

Class D Units

On May 7, 2020, the Company entered into a Subscription Agreement with GA Collections under which the Company issued 1,742,798 “Class D Units” to GA Collections for $10.00 per unit for total proceeds of $17,428. In connection with this issuance, the Company amended its operating agreement such that the Class D Units were subject to the terms of the Third Amended and Restated Limited Liability Company Agreement dated May 7, 2020.

On June 15, 2020, the Company entered into a Subscription Agreement with EWC Holdings, Inc. under which the Company issued 598,468 additional Class D Units for $10.00 per unit for total proceeds of $5,985. On June 15, 2020, the Company also issued 158,734 Class D Units to various other investors resulting in total aggregate proceeds of $1,587.

Class D Units hold a voting interest equal to the percentage determined by dividing the aggregate number of Class A Units and Class D Units held by such Member, by the aggregate number of issued and outstanding Class A Units and Class D Units. Class D Units hold a distribution preference over Class A, B and C Units. Class D Units also have a preferred return of 10% on unreturned capital as defined in the Operating Agreement that accrues daily and is compounded quarterly.

The Class D Units are redeemable at the option of the holders upon an IPO. As the Class D Units are contingently redeemable, and GA Collections, the holder of the Class D units, has the right to cause the Class D Units to become redeemable due to their control of the Board of Directors, the Class D Units are presented as “Mezzanine equity” in the Company’s Consolidated Balance Sheets and Consolidated Statements of Mezzanine Equity and Members’ Equity. The Class D Units are not accreted to redemption value as the Company does not currently believe that the related contingent events and the redemption of the Units is probable to occur.

Distribution

All distributions are made to the members of the Company as follows: first to the holders of Class D Units, pro rata in accordance with their respective ownership of Class D units, until the cumulative distributions to each holder are equal to the aggregate original Class D Units purchase price of all the units held by such Member then outstanding; second, to the holders of Class D Units, pro rata in accordance with their respective ownership of Class D units, until the unreturned Class D preferred return is equal to zero; third, to the holders of Class A Units, pro rata in accordance with their respective ownership of Class A Units, until the cumulative distributions to each holder are equal to the aggregate original Class A units purchase price of all the units held by such Member then outstanding; fourth, to the holders of Class A Units, Class D Units and the Class B Unit, pro rata in accordance with their percentage interests until the cumulative aggregate distributions to the General Atlantic Members in respect of their Class A Units held on the GA closing date yield a return on invested capital multiple of 2.0; fifth, to the holders of Class C Units, pro rata in accordance with their respective ownership of Class C Units, until the aggregate distributions to the Class C Units are equal to the deferred payment amounts, and sixth, to the holders of Class A Units, Class D Units and the Class B Unit, pro rata in accordance with their percentage interests.

Liquidation Preference

Upon a Dissolution Event (as defined in the Operating Agreement), the Company will be liquidated and its affairs will be wound up. All proceeds from such liquidation will be distributed first to creditors, and then to members in accordance with the distribution preferences described above.